Income Taxes Reconciliation between income tax expense and the product of accounting profit multiplied by the Company's weighted average tax rate applicable to profits (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Earnings before income taxes	$ 59,875	$ 51,963
At 26.5% statutory rate	15,867	13,770
Tax effects of:
Income/expenses not taxed	1,105	(52)
Adjustments in respect to prior year	(392)	776
Temporary difference subject to Initial Recognition Exemption	668	1,003
Differences in foreign statutory tax rates	(12,901)	(8,737)
Impact of foreign exchange on deferred tax balance	368	(284)
Other	74	(40)
Income tax expense	$ 4,789	$ 6,436